Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Salem Street Trust
Prospectus Date	rr_ProspectusDate	May 31, 2016
NF_Fidelity Large Cap Value Index Fund_Investor and Premium PRO-02 | Fidelity® Large Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
NF_Fidelity Large Cap Value Index Fund_Investor and Premium PRO-02 | Fidelity® Large Cap Value Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.21%
1 year	rr_ExpenseExampleYear01	$ 22
3 years	rr_ExpenseExampleYear03	$ 68
NF_Fidelity Large Cap Value Index Fund_Investor and Premium PRO-02 | Fidelity® Large Cap Value Index Fund | Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	$ 7
3 years	rr_ExpenseExampleYear03	$ 23

[1]	Based on estimated amounts for the current fiscal year.